Note 23 - Cash and Cash Equivalents - Exposure to Risk (Details)	Dec. 31, 2022 USD ($)
Overdraft facility of Stanbic Bank, RTG [member]
Statement Line Items [Line Items]
Denomination	$ 300,000,000
Interest rate	210.00%
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Denomination	$ 1,000,000
Interest rate	10.00%
Overdraft facility for CABS Bank of Zimbabwe [member]
Statement Line Items [Line Items]
Denomination	$ 2,000,000
Interest rate	12.33%	[1]
Overdraft facility of Ecobank [member]
Statement Line Items [Line Items]
Denomination	$ 5,000,000
Interest rate	6.50%

[1]	Interest charges on this facility is as a rate of the 3 month Secured Overnight Funding Rates (“SOFR”) plus a margin of 7.75% per annum. The SOFR as at December 31, 2022 was 4.58%.